Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of options by exercise price
(1)
Information

presented reflects

the exercise

price per

share of

ABB Ltd.
(2)
Information

presented reflects

the number

of shares

of ABB Ltd

that can

be received

upon exercise.
Weighted-
average
Number of Number of remaining
options shares contractual
Exercise price (in Swiss francs)
(1)
(in millions) (in millions)
(2)
term (in years)
21.23 6.6 1.3 0.6
22.05 61.5 12.3 1.7
17.63 33.8 6.8 2.7
Total number of options and shares 101.9 20.4 1.9

Assumptions used for ESAP fair value calculation	2022 2021 2020 Expected volatility 25% 20% 24% Dividend yield 3.0% 2.9% 3.8% Expected term 1 year 1 year 1 year Risk-free interest rate 1.1% -0.6% -0.7%
ESAP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity related to options
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of price contractual (in millions
shares (in Swiss term of Swiss
(in millions)
(1)
francs)
(2)
(in years) francs)
(2)(3)
Outstanding at January

1, 2022
1.8 30.32
Granted 1.8 27.99
Forfeited (0.2) 30.28
Exercised (4) (0.1) 29.16
Not exercised (savings

returned plus interest)
(1.5) 29.16
Outstanding at December

31, 2022
1.8 27.99 0.8 0.1
Vested and expected to vest at

December 31, 2022
1.8 27.99 0.8 0.1
Exercisable at December

31, 2022
— — — —

LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity under Performance Shares
Weighted-average
Number of grant-date
Performance Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January

1, 2022
1.5 23.23
Granted 0.7 33.33
Turbocharging Division spin-off 0.1
Vested (0.3) 23.12
Forfeited (0.1) 26.96
Nonvested at December

31, 2022
1.9 27.01

Summary of activity under Restricted Shares
Weighted-average
Number of grant-date
Restricted Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January

1, 2022
2.0 20.61
Granted 0.8 30.52
Turbocharging Division spin-off 0.1
Vested (0.1) 19.60
Forfeited (0.2) 23.72
Nonvested at December

31, 2022
2.6 23.65